UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21806

Asset Allocation Trust

(Exact name of registrant as specified in charter)

525 Market Street, 12th Floor, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor, San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: April 30

Registrant is making a filing for Wells Fargo Asset Allocation Trust.

Date of reporting period: January 31, 2018

ITEM 1. INVESTMENTS

Asset Allocation Trust	Portfolio of investments — January 31, 2018 (unaudited)

Security name				Shares	Value
Investment Companies : 99.60%
Affiliated Master Portfolios : 99.60%
GMO Alpha Only Fund Class IV (l)				4,574,893	$99,686,919
GMO Asset Allocation Bond Fund Class VI (l)				23,481,398	520,112,962
GMO Core Plus Bond Fund Class IV (l)				15,333,556	324,151,371
GMO Emerging Country Debt Fund Class IV (l)				2,556,848	74,506,561
GMO Emerging Markets Fund Class VI (l)				17,485,772	660,087,874
GMO International Equity Fund Class IV (l)				28,049,693	709,937,729
GMO Opportunistic Income Fund Class VI (l)				2,513,070	66,018,357
GMO Quality Equity Fund Class VI (l)				9,590,765	248,688,539
GMO Risk Premium Fund Class VI (l)				2,941,201	82,941,866
GMO SGM Major Markets Fund Class IV (l)				3,092,274	99,818,616
GMO U.S. Equity Allocation Fund Class VI (l)				15,414,896	245,559,286
GMO U.S. Treasury Fund Class IV (l)				8,126,035	202,988,361
Total Investment Companies (Cost $2,859,239,585)					3,334,498,441

		Interest rate	Maturity date	Principal
Short-Term Investments : 0.21%
Time Deposit : 0.21%
State Street Bank Euro Dollar		0.20%	2-1-2018	$6,931,483	6,931,483

Total Short-Term Investments (Cost $6,931,483)					6,931,483

Total investments in securities (Cost $2,866,171,068)	99.81%				3,341,429,924
Other assets and liabilities, net	0.19				6,444,885

Total net assets	100.00%				$3,347,874,809

(l)	The issuer of the security is an affiliated person of the Trust as defined in the Investment Company Act of 1940.

1

Investments in Affiliates

An affiliated investment is an investment in which the Trust owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Trust and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Trust at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Investment Companies
GMO Alpha Only Fund Class IV	4,819,350	55,689	300,146	4,574,893	$99,686,919
GMO Asset Allocation Bond Fund Class VI	27,493,735	250,389	4,262,726	23,481,398	520,112,962
GMO Core Plus Fund Class VI	7,966,036	8,262,778	895,258	15,333,556	324,151,371
GMO Emerging Country Debt Fund Class IV	4,665,358	206,502	2,315,012	2,556,848	74,506,561
GMO Emerging Markets Fund Class VI	16,710,984	4,326,659	3,551,871	17,485,772	660,087,874
GMO International Equity Fund Class IV	34,044,547	958,795	6,953,649	28,049,693	709,937,729
GMO Opportunistic Income Fund Class VI	3,946,238	74,030	1,507,198	2,513,070	66,018,357
GMO Quality Equity Fund Class VI	12,585,683	784,756	3,779,674	9,590,765	248,688,539
GMO Risk Premium Fund Class VI	2,812,507	488,234	359,540	2,941,201	82,941,866
GMO SGM Major Markets Fund Class IV	3,146,550	120,306	174,582	3,092,274	99,818,616
GMO U.S. Equity Allocation Fund Class VI	18,908,640	1,887,989	5,381,733	15,414,896	245,559,286
GMO U.S. Treasury Fund Class IV	11,763,164	927,705	4,564,834	8,126,035	202,988,361

					$3,334,498,441	99.60%

Asset Allocation Trust (the “Trust”)

Notes to Portfolio of investments – January 31, 2018 (unaudited)

The Trust operates as a “fund-of-funds” which primarily invests in shares of open-end mutual funds (“underlying funds”) managed by Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”). The Trust issues its shares of beneficial interest solely in private placement transactions that do not involve any “public offering” within the meaning of Section 4(2) of the Securities Act of 1933, as amended. The Trust is only offered to Wells Fargo Asset Allocation Fund, a diversified series of Wells Fargo Funds Trust, an open-end management investment company, which was organized as a Delaware statutory trust on March 10, 1999.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Trust may deviate from this calculation under unusual or unexpected circumstances.

Investments in each class of the underlying funds are valued at the net asset value per share as reported by the underlying funds. Some of the classes of the underlying funds are not publicly available.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Trust. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee of Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Trust’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Trust’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Trust’s assets and liabilities as of January 31, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in :
Investment companies	$3,334,498,441	$0	$0	$3,334,498,441
Short-term investments
Time deposit	0	6,931,483	0	6,931,483

Total assets	$3,334,498,441	$6,931,483	$0	$3,341,429,924

The Trust recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At January 31, 2018, the Trust did not have any transfers into/out of Level 1, Level 2, or Level 3.

ITEM 2. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Asset Allocation Trust (the “Fund”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Fund’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Asset Allocation Trust

By:	/s/ Andrew Owen
Andrew Owen
President

Date:	March 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Asset Allocation Trust

By:	/s/ Andrew Owen
Andrew Owen
President

Date:	March 27, 2018

By:	/s/ Jeremy DePalma
Jeremy DePalma
Treasurer

Date:	March 27, 2018